Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000230762 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230762 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230762 [Member] | United States Treasury Bill 3 474 1 29 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230762 [Member] | United States Treasury Note 4 375 5 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230762 [Member] | United States Treasury Note 4 250 11 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230762 [Member] | United States Treasury Note 3 375 5 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000230762 [Member] | United States Treasury Note 4 500 11 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000230762 [Member] | United States Treasury Bill 3 563 3 26 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000230762 [Member] | United States Treasury Bill 3 728 1 22 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000230762 [Member] | United States Treasury Bill 3 493 4 14 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000230762 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230762 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230762 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230762 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000230762 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000230762 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230762 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000230762 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000230762 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230762 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230762 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000230762 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.50%)
C000230762 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000230762 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230762 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000230762 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000230762 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230760 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230760 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230760 [Member] | United States Treasury Bill 3 474 1 29 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230760 [Member] | United States Treasury Note 4 375 5 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230760 [Member] | United States Treasury Note 4 250 11 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230760 [Member] | United States Treasury Note 3 375 5 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000230760 [Member] | United States Treasury Note 4 500 11 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000230760 [Member] | United States Treasury Bill 3 563 3 26 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000230760 [Member] | United States Treasury Bill 3 728 1 22 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000230760 [Member] | United States Treasury Bill 3 493 4 14 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000230760 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230760 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230760 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230760 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000230760 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000230760 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230760 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000230760 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000230760 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230760 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230760 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000230760 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.50%)
C000230760 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000230760 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230760 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000230760 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000230760 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%